SCHEDULE OF DIRECT FINANCING LEASE NET INVESTMENT IN LEASE (Details) - SGD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Lease receivable	$ 1,271	$ 911
Unguaranteed residual assets	445	90
Early settlement	(156)
Net investment – direct financing leases	$ 1,560	$ 1,001